Notes to the consolidated statements of income - Trade Accounts Receivable (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Notes to the consolidated statements of income
Trade receivables	€ 3,455,721,414.78	€ 3,864,217,000
contract assets	0
contract liabilit	37,632,000
impairment receivables	16,981,000
Performance Obligation Unsatisfied or Partially Unsatisfied	€ 1,157,314,000